Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Banking Portfolio

November 30, 2020

BAN-QTLY-0121
1.810667.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Banks - 82.7%
Diversified Banks - 24.4%
Bank of America Corp.	993,176	$27,967,836
Citigroup, Inc.	372,900	20,535,603
U.S. Bancorp	511,000	22,080,310
Wells Fargo & Co.	788,692	21,570,726
		92,154,475
Regional Banks - 58.3%
1st Source Corp.	69,660	2,599,711
Amalgamated Bank	56,500	718,680
American National Bankshares, Inc.	137,286	3,566,690
Ameris Bancorp	116,560	3,964,206
Associated Banc-Corp.	394,000	6,036,080
Bank OZK	254,000	7,101,840
BayCom Corp. (a)	49,682	715,421
BOK Financial Corp.	113,500	7,598,825
Cadence Bancorp Class A	596,528	8,315,600
Camden National Corp.	9,632	330,859
Comerica, Inc.	135,400	6,661,680
Community Trust Bancorp, Inc.	115,676	3,915,633
ConnectOne Bancorp, Inc.	92,300	1,636,479
Cullen/Frost Bankers, Inc.	12,500	1,048,875
East West Bancorp, Inc.	219,400	9,372,768
Eastern Bankshares, Inc. (a)	70,100	1,037,480
First Citizens Bancshares, Inc.	1,600	845,744
First Horizon National Corp.	987,700	12,069,694
First Interstate Bancsystem, Inc.	193,300	7,355,065
Great Western Bancorp, Inc.	250,200	4,110,786
Heartland Financial U.S.A., Inc.	104,300	4,065,614
Hilltop Holdings, Inc.	103,100	2,483,679
Huntington Bancshares, Inc.	917,400	11,082,192
KeyCorp	511,300	7,904,698
Lakeland Financial Corp.	80,900	4,108,911
M&T Bank Corp.	113,800	13,256,562
PacWest Bancorp	217,036	5,048,257
Peoples United Financial, Inc.	496,700	6,159,080
PNC Financial Services Group, Inc.	187,700	25,915,739
Preferred Bank, Los Angeles	73,295	2,695,057
Regions Financial Corp.	57,700	881,079
Sierra Bancorp	70,600	1,553,200
Signature Bank	86,490	9,703,313
Trico Bancshares	100,087	3,278,850
UMB Financial Corp.	101,066	6,873,499
Univest Corp. of Pennsylvania	140,600	2,574,386
WesBanco, Inc.	262,700	7,521,101
Wintrust Financial Corp.	192,700	10,500,223
Zions Bancorp NA	146,950	5,670,801
		220,278,357

TOTAL BANKS		312,432,832

Capital Markets - 4.1%
Asset Management & Custody Banks - 4.1%
Bank of New York Mellon Corp.	179,300	7,014,216
Northern Trust Corp.	29,700	2,765,664
State Street Corp.	79,500	5,603,160
		15,383,040
Consumer Finance - 4.9%
Consumer Finance - 4.9%
Capital One Financial Corp.	116,200	9,951,368
Navient Corp.	150,000	1,405,500
OneMain Holdings, Inc.	106,600	4,156,334
SLM Corp.	278,700	2,957,007
		18,470,209
IT Services - 0.4%
Data Processing & Outsourced Services - 0.4%
Computer Services, Inc.	30,000	1,695,000
Thrifts & Mortgage Finance - 6.9%
Thrifts & Mortgage Finance - 6.9%
Essent Group Ltd.	193,229	8,475,024
MGIC Investment Corp.	397,200	4,750,512
NMI Holdings, Inc. (a)	304,802	6,678,212
Radian Group, Inc.	326,336	6,161,224
		26,064,972
TOTAL COMMON STOCKS
(Cost $365,813,723)		374,046,053

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.09% (b)
(Cost $2,945,620)	2,945,031	2,945,620
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $368,759,343)		376,991,673
NET OTHER ASSETS (LIABILITIES) - 0.2%		650,720
NET ASSETS - 100%		$377,642,393

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,433
Fidelity Securities Lending Cash Central Fund	3,373
Total	$5,806

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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